Climate change and energy transition	12 Months Ended
Dec. 31, 2023
Climate change and energy transition [Abstract]
Climate change and energy transition
3 Climate change and energy transition
Risks arising from climate change and the transition to a lower carbon economy
Policy, legal, regulatory,

market and technology developments related to climate change, can affect Equinor’s business plans

and
financial performance. Shifts in stakeholder focus between energy security, affordability and sustainability add uncertainty to delivery and outcomes associated with Equinor’s strategy. In its long-term planning, Equinor analyses how the global energy markets may develop, such as future changes in demand for Equinor’s products (oil, gas and power in key markets). Commodity price sensitivities

are presented in a table below, including the World Energy Outlook 2023 (WEO) scenarios presented by International Energy Agency
(IEA), and in note 14 Impairments.
Equinor assesses climate risk from two perspectives: transition risk, which relates to the financial robustness of the company’s
business model and portfolio in various decarbonisation scenarios; and physical climate risk, which relates to the exposure and
potential vulnerability of Equinor’s assets to climate-related perils in different climate change scenarios. Equinor’s net-zero strategy
and climate related ambitions are responses to the challenges and opportunities presented by the energy transition. Below is a
summary of relevant risks and risk adjusting actions:
Risks – upsides and downsides Risk adjusting actions
Transition risks
●
Stricter climate laws, regulations,

and policies as well
as adverse litigation outcomes could adversely impact
Equinor's financial results and outlook, including the
value of its assets. These might be direct impacts, or
indirect impacts through changes in consumer
behaviour or technology developments.
●
Changing demand and more cost-competitive
solutions for renewable energy and low-carbon
solutions represent both threats and opportunities for
Equinor future value creation and the value of
Equinor’s assets.
●
Multiple factors in the energy transition contribute to
uncertainty in future energy price assumptions and
changes in investor and societal sentiment can affect
Equinor’s access to capital markets and financing
costs.
●

Strong competition for assets, changing levels of
policy support, and different commercial/contractual
models may lead to diminishing returns within the
renewable and low carbon industries and hinder
Equinor ambitions. These investments may be
exposed to interest rate risk and inflation risk.
●

Equinor sees opportunities for value creation in the
energy transition both through optimisation of
Equinor’s oil and gas business and through utilising its
competitive capabilities across new areas of the
energy system. In a decarbonising world with a broad
energy mix, the expectation is that policymakers and
stakeholders will set a premium on oil and gas
produced in a responsible and increasingly carbon
efficient way.
●
Equinor monitors trends in relevant policies and
regulations and addresses regulatory and policy risk
in capital investment processes and through
enterprise risk management in the business line.

●
Equinor has developed its corporate strategy and
Energy transition plan (ETP) to demonstrate
commitment to a low carbon business transformation
that balances investor and societal expectations.
●
Equinor includes actual or default minimum carbon
pricing across investments, applies price robustness
criteria and routinely stress tests the portfolio for
different future price scenarios towards net zero.
Hurdle rates and other financial sensitivity testing are
included in decision making.
●

Equinor has presented an ambitious abatement plan
to reduce absolute emissions and emissions
intensity from its activities.

●

Equinor assesses climate-related risks related to
external technology development trends and invests
in research, innovation and technology ventures that
support positive value creation for its portfolio.
Examples of relevant technologies within Equinor’s
portfolio include carbon capture and storage (CCS),
blue/green hydrogen, battery technology, solar and
wind renewable energy, low CO
₂

intensity solutions,
improvements in methane emissions and application
of renewables in oil and gas production.
Physical
climate
risks
●

Changes in physical climate parameters could impact
Equinor 's operations, resulting in disruption to
operations, increased costs, or incidents. This could
be through extreme weather events or chronic
physical impacts such as rising sea level
accompanied by increased wave heights. As
Equinor’s renewable portfolio grows, unexpected
changes in meteorological parameters, such as
average wind speed or changes in wind patterns and
cloud cover can affect energy production as well as
factors such as maintenance and equipment lifetimes.
●
Physical climate risks are taken into account through
technical and engineering functions in design,
operations, and maintenance, with consideration of
how the external physical environment may be
changing.
●

With assistance from leading expert consultants and
climate scenario models, Equinor continues to
assess vulnerability of its assets to potential climate-
related changes in the physical environment.
However, there is uncertainty regarding the
magnitude of impact and time horizon for the
occurrence of physical impacts of climate change,
which leads to uncertainty regarding the potential
impact for Equinor.
Impact on Equinor’s financial statements
CO
₂
-cost and EU ETS carbon credits
Equinor’s oil & gas operations in Europe are part of the EU Emission Trading System (EU ETS). Equinor buys EU ETS allowances
(quotas or carbon credits) for the emissions related to its oil & gas production and processing. Currently Equinor receives a share of
free quotas according to the EU ETS regulation, according to which free quotas are to be phased out by 2035.

Accounting policies - cost of CO
₂

quotas
Purchased CO ₂

quotas under the EU Emissions Trading System (EU ETS) are reflected at cost in Operating expenses as incurred in
line with emissions. Accruals for CO
₂

quotas required to cover emissions to date are valued at market price and reflected as a current
liability within Trade, other payables and provisions. Quotas owned, but exceeding the emissions incurred to date, are carried in the balance sheet at cost price, classified as Other current receivables, as long as such purchased quotas are acquired in order to cover
own emissions and may be kept to cover subsequent years’ emissions.
Obligations resulting from current year emissions and the corresponding amounts for quotas that have been bought, paid, and
expensed, but which have not yet been surrendered to the relevant authorities, are reflected net in the balance sheet.
Total

expensed CO
₂

cost related to emissions and purchase of CO
₂

quotas in Equinor related to activities resulting in GHG emissions
(Equinor’s share of the operating licences in addition to land-based facilities)

amounted to USD
486

million in 2023, USD
510

million
in 2022 and USD 428

million in 2021. A large portion of the cost of CO
₂

is related to the purchase of EU ETS quotas. The table below shows, on a 100% operated basis, an analysis of number of quotas utilised and the related monetary amounts recognised in financial
statements by Equinor’s operated licences and land-based facilities subject to the requirements under EU ETS. Allocated free quotas
consist of actual free quotas received in ETS during the year. The closing balance for the number of quotas consists mainly of purchased quotas for current year and remaining quotas after the settlement of current and previous year(s), including free quotas.
The closing balance in USD consists mainly of the value of the remaining quotas after the preliminary allocation of the current year
quotas.

Number of EU ETS quotas in
thousands
in USD million
2023 2022 2023 2022
Opening balance at 1 January 10,782 11,026 20 59
Allocated free quotas 356 3,697
Purchased quotas on the ETS market 7,822 5,985 708 509
Sold quotas on the ETS market 0 0
Returned excess free quotas (544) 0
Settled quotas (offset against emissions) (9,840) (9,926) (635) (548)
Closing balance at 31 December 8,576 10,782 93 20

All numbers in the table are presented gross (100%) for Equinor operated licenses and include both

EU ETS and UK ETS quotas.
Investments in renewables and low carbon solutions
Equinor’s ambition is to build a focused, carbon efficient oil and gas portfolio complemented with renewable and low-carbon solutions
to create long-term value while supplying reliable energy with progressively lower emissions. 2023 saw a significant increase in the
power generated from Equinor’s renewable portfolio as well as substantial additions to the portfolio pipelines in renewables. However, due to inflation and supply chain constraints, Equinor recognised an impairment in the

Renewables segment on the US North East
Coast offshore wind projects, see note 14 Impairments for more details.
Equinor’s investments in renewables are included as Additions to PP&E, intangibles and equity accounted investments in the REN-
segment in note 5 Segments. See table below for details. Over the course of 2023, the acquisition of BeGreen, a commercial-scale
offshore wind lease in California, Rio Energy in Brazil and investments related to projects in the

US and the UK contributed to the
significant increase in the book value compared to the prior year. See note 6 Acquisitions and disposals for more details.

(in USD million) 2023 2022
Offshore, REN 880 146
Onshore, REN 1,127 152
Total Additions to PP&E, intangibles and equity accounted investments - REN 2,007 298
Low carbon solutions (within MMP) 179 36
Total Additions to PP&E, intangibles and equity accounted investments - REN

and
LCS

2,186 334

Equinor is making significant steps to industrialise CCS and is already involved in the Northern

Lights project in Norway providing CO
₂
transport and storage solutions (in partnership with Shell and TotalEnergies). Equinor is also pursuing CCS projects in other regions that have the necessary frame conditions for low carbon solutions. The acquisition of a 25 % stake in Bayou Bend, positions Equinor to be one of the largest US carbon capture and storage projects located along the Gulf Coast in Southeast

Texas. Acquisition
investments and capital contributions in these projects amounted to USD 179 million in 2023 (USD
36

million in 2022).
Investments in electrification of oil and gas assets
During 2023, Equinor invested around USD 200

million in electrification (around USD
250

million in 2022). Equinor’s abatement
projects primarily include full and partly electrification of offshore assets in Norway at key fields and plants, including the Troll,
Oseberg, Sleipner, Njord and the Hammerfest LNG plant, mainly by power from shore. Emissions abatement milestones in 2023 included the start-up of the Hywind Tampen offshore wind supplying carbon-free power to the Gullfaks A field and the electrification of the Gina Krog field with power from shore.
Research and development activities (R&D)
Equinor is involved in several R&D projects aimed at optimizing oil and gas activities, reducing emissions, and developing new
business opportunities in renewables and low carbon solutions. Equinor’s total R&D activities are presented in note 9 Auditor’s
remuneration and Research and development expenditures (expensed R&D) and in note 12 Property, Plant & Equipment (capitalised
R&D).
Effects on estimation uncertainty
The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant to some of Equinor’s
economic assumptions and future cash flow estimations. The resulting effects and Equinor's exposure to them are sources of
uncertainty. Estimating global energy demand and commodity prices towards 2050 is challenging due to various complex factors, including technology change, taxation and production limits, which may change over time. This could lead to significant changes in
accounting estimates, such as useful life (depreciation period and timing of asset retirement obligations), value-in-use (impairment
assessments), and deferred tax assets (see note 11 Income taxes for expected utilisation period of tax losses carried forward and recognised as deferred tax assets).
Commodity prices
Equinor’s commodity price assumptions applied in value-in-use impairment testing are based on management’s best estimate of
future market trends. This price-set is currently not equal to the price-set in accordance with achieving net zero emissions by 2050 as
outlined in the WEO Net Zero Emissions by 2050 scenario. Changes in how the world acts with regards to achieving the goals in the
Paris agreement could have a negative impact on the valuation of Equinor’s assets. Calculated possible impairments of upstream
production assets and certain intangible assets using assumed prices for two scenarios estimated by the International Energy Agency
(IEA) are provided in the sensitivity table below. These illustrative impairment sensitivity calculations are based on a simplified model with limitations as described in note 14 Impairments. A linear bridging was applied between current prices and the first price point in
the price sets disclosed in both scenarios. USD 2

per bbl of transportation cost was added to the Brent-prices in the scenarios for comparability with management’s current best estimate. The IEA scenarios primarily stress oil and gas prices, not reflecting the
potential impact on Equinor’s renewable and low carbon projects or trading and refinery margins.

Furthermore, the MMP and REN
segments represent only around 12
% of Equinor’s total book value of non-current segment assets and equity accounted investments,
as disclosed in note 5 Segments.
Cost of CO
2
The EU ETS price has increased significantly from 25

EUR/tonne in 2020 to an average cost of EU ETS allowances of
86

EUR/tonne
in 2023 ( 81

EUR/tonne in 2022). In its commodity price assumptions Equinor projects the price to remain high, in the region of
80
EUR/tonne for the next couple of years in real 2023 terms. In 2040 the price expected to increase to around
130

EUR/tonne (
109
EUR/tonne projected in 2022), thereafter increasing to around 150

EUR/tonne in 2050 (
135

EUR/tonne project in 2022) in real 2023
terms. As such, Equinor expects greenhouse gas emission costs to increase from current levels and to have a wider geographical
range than today, and a global tax on CO
₂

emissions will have a negative impact on the valuation of Equinor’s oil and gas assets.
Currently, Equinor pays CO ₂

fees in Norway, the UK, Germany, Canada and Nigeria. Norway’s Climate Action Plan for the period
2021-2030 (Meld. St 13 (2020-2021)) which assumes a gradually increased CO
₂

tax (the total of EU ETS + Norwegian CO
₂

tax) in
Norway to 2,000

NOK/ tonne (real 2020) in 2030 is used for impairment calculations of Norwegian upstream assets.
Equinor’s responses to this risk include evaluation of carbon intensity on both project and portfolio level in investment and divestment decisions. Equinor currently uses an internal cost of carbon, set at 82

USD/tonne in 2025 and increasing to
115

USD/ tonne by 2030
and staying flat thereafter (in countries with higher carbon costs, country specific cost expectations are used). This cost-scenario is
uncertain but serves as a placeholder for possible future CO
₂

pricing systems, making sure the assets are financially robust.
Climate-related considerations are included directly in the impairment calculations by estimating the CO
₂

taxes in the cash flows, and
indirectly through estimated commodity prices related to supply and demand. The CO
₂

prices also have effect on the estimated
production profiles and economic cut-off of the projects. To reflect that carbon will have a cost for all Equinor’s assets, the current best estimate of CO
2

prices is considered to be EU ETS for countries outside EU where carbon is not already subject to taxation or where
Equinor has not established specific estimates.
Sensitivity table
The table below presents some relevant prices and variables compared to management’s best estimate, and an illustrative potential
impairment effect given these scenarios. The scenario price-sets were retrieved from IEA’s report, World Energy Outlook 2023. Prices were adjusted for inflation and presented in Real 2023. See section Profitable portfolio in Chapter

2.2. in the Integrated annual report
for more details about the scenarios:

Management's price assumptions 1)
Net Zero Emissions (NZE) by 2050
Scenario 4)
Announced Pledges Scenario (APS) 5)
Brent blend, 2030 78 USD/bbl 46 USD/bbl 79 USD/bbl
Brent blend, 2040 73 USD/bbl 37 USD/bbl 72 USD/bbl
Brent blend, 2050 68 USD/bbl 28 USD/bbl 65 USD/bbl
TTF, 2030 9.1 USD/MMBtu 4.5 USD/MMBtu 6.8 USD/MMBtu
TTF, 2040 9.5 USD/MMBtu 4.4 USD/MMBtu 6.2 USD/MMBtu
TTF, 2050 9.5 USD/MMBtu 4.3 USD/MMBtu 5.6 USD/MMBtu
EU ETS 2), 3) , 2030 123 USD/tCO
2
146 USD/tCO
2
141 USD/tCO
2
EU ETS 2), 3) , 2040 150 USD/tCO
2
214 USD/tCO
2
182 USD/tCO
2
EU ETS 2), 3) , 2050 176 USD/tCO
2
261 USD/tCO
2
208 USD/tCO
2
Illustrative potential impairment (USD) ~ 10.0 billion ~ 3.0 billion

Management’s future commodity price assumptions

applied when estimating value in use, see note

14 Impairments.
2)

Scenarios: Price of CO
2

quotas in advanced economies with net zero pledges,

not including any other CO
2

taxes.
3)

EU ETS price assumptions have been translated from EUR

to USD using Equinor’s assumptions for currency rates, EUR/USD

=
1,176 .
4)

A scenario where all national energy and climate targets

made by governments are met on time and in full. Using

this scenario, the world is expected to
reach a 1.7ºC increase in the year 2100.
5)

A scenario where the world moves on a potential path towards limiting global warming to 1.5 °C relative to pre-industrial levels.
Compared to last year’s results, the illustrative potential impairments associated with the APS scenario have increased from less than
USD 0.5

billion to around USD
3

billion. Similarly, the NZE scenario has increased to around USD
10

billion, compared to around USD
4 billion last year. This is significantly impacted by the linear bridging between the current commodity prices and the first price point for
the WEO scenarios, consistent with previous year’s methodology, but with lower current prices this year.
An increase in systematic climate risk may result in a higher discount rate applied for impairment testing purposes. Please see note 14
Impairments for further information on discount rate sensitivity.
Robustness of Equinor’s portfolio, and risk of stranded assets
The transition to renewable energy, technological development, and the expected reduction in global demand for carbon-based energy, may impact the future profitability of certain upstream oil and gas assets. Equinor uses scenario analysis to outline different possible energy futures, some of which imply lower oil and natural gas prices and higher CO
2

tax. If this materialises, it can lead to a
decrease in the cash flow from oil and gas, and potentially reduce the economic lifetime of some assets. Equinor seeks to mitigate this
risk by improving the resilience of the existing upstream portfolio, maximising the efficiency of the infrastructure on the

NCS and
optimising the high-quality international portfolio. The project portfolio is robust to low oil and gas prices and actions are in place to
maintain cost discipline across the company. Equinor will continue to add high value barrels to the portfolio through exploration and increased recovery, with the expectation to maintain strong oil and gas cash flow from operations until 2035. Equinor aims to maintain significant capex flexibility in the current portfolio, with only sanctioned projects being committed representing less than
50 % of the
yearly organic capex from 2025. This is expected to allow Equinor to optimise and re-prioritise non-sanctioned projects to ensure
continued generation of high value through cycles. Equinor will continuously assess the current and future exposure of its portfolio and
take preventative measures to manage physical climate risks.
Based on the current production profiles, approximately 65 % of Equinor’s proved oil and gas reserves, as defined by the SEC, are expected to be produced in the period 2024-2030 and more than 99 % in the period 2024-2050. This indicates a lower risk of early cessation of production and can provide flexibility in adapting to the changing market conditions or a shift in global energy demand.
Equinor aims to continue to selectively explore for new resources with a focus on mature areas with existing infrastructure to minimise emissions and maximise value. During the transition, Equinor anticipates allocating a reducing share of its gross capex to oil and gas in the coming years and the volume of production is likely to decrease over time. Reaching Equinor’s net
50 % reduction ambition for operated scope 1 and 2 emissions will require a company-wide, coordinated effort to execute and mature the abatement projects, improve energy efficiency, develop new technologies, and strengthen the resilience of the portfolio. Equinor aims to achieve a 20 % reduction in net carbon intensity by 2030 and a 40 % reduction by 2035, including scope 3 emissions. The combination of increased renewables and decarbonised energy, the scale up of low carbon solutions such as CCS and optimisation of the oil and gas portfolio provides confidence that Equinor can meet its medium-term ambitions. As such, Equinor’s ambition to become a net-zero company by 2050 have currently not resulted in the identification of additional assets being triggered for impairment or earlier cessation.
Any future exploration may be restricted by regulations, market, and strategic considerations. Provided that the economic assumptions
would deteriorate to such an extent that undeveloped assets controlled by Equinor should not materialise,

assets at risk are mainly
comprised of the intangible assets Oil and Gas prospects, signature bonuses and the capitalised exploration costs, with a total
carrying value of USD 3,205

million in 2023 (USD
3,634

million in 2022). See note 13 Intangible assets for more information regarding
Equinor’s intangible assets.
Timing of Asset Retirement Obligations (ARO)
As mentioned above, there are currently no assets triggered for earlier cessation as a result of Equinor’s ambition to become a net-
zero company by 2050. However, if the business cases of Equinor’s producing oil and gas assets should change materially, this could affect the timing of cessation of the assets. A shorter production period will increase the carrying value of the liability. To illustrate, performing removal five years earlier than currently scheduled would increase the liability by around USD 1.2 billion before tax (around
USD 1

billion in 2022). See note 23 Provisions and other liabilities for more information regarding

Equinor’s ARO, including expected
timing of cash outflows of recognised asset retirement obligations. The most significant cash outflows are expected within the year
2043.